Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Current assets
Other Current Assets

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
Due from Government institutions	1,967	955
Prepaid expenses	455	476
Income tax receivables	302	846
Interest receivable	207	348
Deposits for operating leases	195	149
Other	240	135

	3,366	2,909